Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Stock-Based Compensation
Schedule of stock options issued and outstanding

The following tables contain information on stock options issued and outstanding for the year ended December 31, 2013 as well as restricted shares:

	Number of Option Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2012	—	$—
Options transferred on Spin-Off date	10,396,889	24.35
Exercised	(57,811)	24.75
Canceled	(625)	20.85

Outstanding at December 31, 2013	10,338,453	$24.34	3.15	$270,222

Schedule of stock options outstanding by exercise price range

	Exercise Price Range			Total
	$9.32 to $22.41	$22.90 to $29.10	$29.19 to $47.40	$9.32 to $47.40
Outstanding options
Number outstanding	4,049,443	3,555,573	2,733,437	10,338,453
Weighted-average remaining contractual life (years)	1.94	3.69	4.16	3.15
Weighted-average exercise price	$19.54	$25.16	$30.41	$24.34
Exercisable options
Number outstanding	3,621,045	2,805,381	1,504,710	7,931,136
Weighted-average exercise price	$19.38	$24.68	$31.36	$23.53

Schedule of restricted shares issued and outstanding

Number of Award Shares
Outstanding at December 31, 2012	—
Amounts transferred in connection with Spin-Off	419,067
Released	—
Canceled	—

Outstanding at December 31, 2013	419,067